UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2017

MFS® GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

1/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.2%
Aerospace - 4.3%
Honeywell International, Inc.	546,203	$64,626,738
MTU Aero Engines AG	176,585	21,082,960
United Technologies Corp.	268,377	29,432,906

		$115,142,604
Airlines - 0.6%
Aena S.A.	118,537	$17,191,519

Alcoholic Beverages - 6.1%
AmBev S.A.	2,715,978	$14,824,925
Carlsberg Group	239,339	21,611,372
Diageo PLC	1,964,661	54,460,460
Heineken N.V.	304,430	22,751,206
Pernod Ricard S.A.	424,612	49,664,243

		$163,312,206
Apparel Manufacturers - 3.4%
Burberry Group PLC	827,507	$17,072,462
Compagnie Financiere Richemont S.A.	359,313	27,850,343
LVMH Moet Hennessy Louis Vuitton SE	232,704	46,874,660

		$91,797,465
Automotive - 1.1%
Delphi Automotive PLC	221,512	$15,519,131
Harley-Davidson, Inc.	251,154	14,325,824

		$29,844,955
Broadcasting - 7.3%
Omnicom Group, Inc.	277,637	$23,779,609
Time Warner, Inc.	641,480	62,127,338
Walt Disney Co.	570,319	63,105,797
WPP Group PLC	2,052,580	47,614,764

		$196,627,508
Brokerage & Asset Managers - 1.4%
Deutsche Boerse AG (a)	150,148	$13,816,105
Franklin Resources, Inc.	622,913	24,754,563

		$38,570,668
Business Services - 5.4%
Accenture PLC, “A”	506,346	$57,657,619
Adecco S.A.	297,278	21,149,382
Brenntag AG	166,170	9,639,909
Cognizant Technology Solutions Corp., “A” (a)	311,142	16,362,958
Compass Group PLC	1,635,364	29,048,905
PayPal Holdings, Inc. (a)	323,874	12,883,708

		$146,742,481
Cable TV - 1.5%
Charter Communications, Inc., “A” (a)	59,733	$19,350,505
Sky PLC	1,647,044	20,740,533

		$40,091,038

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 2.7%
3M Co.	250,401	$43,775,103
Monsanto Co.	264,413	28,638,572

		$72,413,675
Computer Software - 2.7%
Check Point Software Technologies Ltd. (a)	279,425	$27,598,807
Oracle Corp.	1,097,682	44,028,025

		$71,626,832
Consumer Products - 7.0%
Colgate-Palmolive Co.	484,718	$31,303,088
Coty, Inc., “A”	1,970,384	37,831,373
International Flavors & Fragrances, Inc.	65,316	7,655,688
Reckitt Benckiser Group PLC	658,316	56,348,109
Svenska Cellulosa Aktiebolaget	1,803,937	54,239,169

		$187,377,427
Electrical Equipment - 3.3%
Amphenol Corp., “A”	252,487	$17,040,348
Legrand S.A.	369,172	21,432,469
Schneider Electric S.A.	428,793	30,652,049
W.W. Grainger, Inc.	75,593	19,092,524

		$88,217,390
Electronics - 2.0%
Hoya Corp.	366,900	$15,993,993
Microchip Technology, Inc.	254,690	17,153,372
Samsung Electronics Co. Ltd.	11,998	20,370,066

		$53,517,431
Food & Beverages - 5.2%
Danone S.A.	614,012	$38,437,277
Kellogg Co.	481,752	35,028,188
Nestle S.A.	924,610	67,555,255

		$141,020,720
Gaming & Lodging - 0.7%
Marriott International, Inc., “A”	114,027	$9,646,684
Sands China Ltd.	1,256,800	5,551,341
Wynn Resorts Ltd.	50,736	5,146,152

		$20,344,177
Insurance - 0.4%
Swiss Re Ltd.	106,112	$9,876,121

Internet - 0.9%
eBay, Inc. (a)	725,849	$23,103,774

Machinery & Tools - 0.6%
Kubota Corp.	994,700	$15,857,409

Major Banks - 4.8%
Bank of New York Mellon Corp.	984,921	$44,055,516
Goldman Sachs Group, Inc.	132,689	30,428,241
Standard Chartered PLC (a)	460,509	4,484,519

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
State Street Corp.	664,797	$50,657,531

		$129,625,807
Medical Equipment - 13.0%
Abbott Laboratories	597,645	$24,963,632
Cooper Cos., Inc.	152,961	28,238,130
Dentsply Sirona, Inc.	205,758	11,666,479
Medtronic PLC	790,238	60,073,893
Sonova Holding AG	107,554	14,173,151
Stryker Corp.	438,801	54,205,088
Thermo Fisher Scientific, Inc.	511,872	78,004,174
Waters Corp. (a)	157,871	22,362,427
Zimmer Biomet Holdings, Inc.	478,872	56,664,924

		$350,351,898
Network & Telecom - 0.7%
Cisco Systems, Inc.	600,877	$18,458,941

Oil Services - 1.3%
National Oilwell Varco, Inc.	237,350	$8,974,204
NOW, Inc. (a)	138,612	2,946,891
Schlumberger Ltd.	284,915	23,850,235

		$35,771,330
Other Banks & Diversified Financials - 6.4%
American Express Co.	484,046	$36,971,433
Erste Group Bank AG	364,507	11,072,676
Grupo Financiero Banorte S.A. de C.V.	1,636,360	7,843,009
Julius Baer Group Ltd.	267,831	12,515,290
Kasikornbank PLC	1,122,980	5,980,084
Komercni Banka A.S.	103,643	3,664,418
UBS Group AG	2,405,346	38,819,035
Visa, Inc., “A”	686,637	56,791,746

		$173,657,691
Pharmaceuticals - 5.6%
Bayer AG	633,779	$69,990,021
Johnson & Johnson	95,816	10,851,162
Merck KGaA	213,615	23,440,225
Roche Holding AG	194,957	45,904,685

		$150,186,093
Railroad & Shipping - 2.2%
Canadian National Railway Co.	663,967	$46,158,986
Union Pacific Corp.	123,208	13,131,509

		$59,290,495
Restaurants - 0.6%
Whitbread PLC	341,685	$16,871,209

Specialty Chemicals - 3.6%
Akzo Nobel N.V.	445,608	$30,204,114
L’Air Liquide S.A.	129,245	13,951,998
Linde AG	204,322	33,184,094
Praxair, Inc.	156,737	18,563,930

		$95,904,136

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - 1.9%
AutoZone, Inc. (a)	25,378	$18,398,542
Hermes International	12,493	5,427,519
Sally Beauty Holdings, Inc. (a)	603,565	14,364,847
Urban Outfitters, Inc. (a)	452,231	12,002,211

		$50,193,119
Trucking - 1.5%
United Parcel Service, Inc., “B”	361,245	$39,422,667
Total Common Stocks		$2,642,408,786

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.62% (v)	43,192,226	$43,192,226
Total Investments		$2,685,601,012

Other Assets, Less Liabilities - 0.2%		5,629,387
Net Assets - 100.0%		$2,691,230,399

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

1/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,459,417,940	$—	$—	$1,459,417,940
United Kingdom	246,640,961	—	—	246,640,961
Switzerland	237,843,262	—	—	237,843,262
France	206,440,215	—	—	206,440,215
Germany	171,153,314	—	—	171,153,314
Sweden	54,239,169	—	—	54,239,169
Netherlands	52,955,320	—	—	52,955,320
Canada	46,158,986	—	—	46,158,986
Japan	31,851,402	—	—	31,851,402
Other Countries	130,156,876	5,551,341	—	135,708,217
Mutual Funds	43,192,226	—	—	43,192,226
Total Investments	$2,680,049,671	$5,551,341	$—	$2,685,601,012

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $5,551,341 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,030,908,496
Gross unrealized appreciation	690,578,604
Gross unrealized depreciation	(35,886,088)
Net unrealized appreciation (depreciation)	$654,692,516

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	38,360,312	240,678,215	(235,846,301)	43,192,226

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(153)	$—	$43,301	$43,192,226

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2017, are as follows:

United States	56.0%
United Kingdom	9.2%
Switzerland	8.8%
France	7.7%
Germany	6.4%
Sweden	2.0%
Netherlands	2.0%
Canada	1.7%
Japan	1.2%
Other Countries	5.0%

6

QUARTERLY REPORT

January 31, 2017

MFS® GLOBAL TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

1/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 58.5%
Aerospace - 1.6%
Honeywell International, Inc.	112,004	$13,252,313
Lockheed Martin Corp.	42,680	10,726,764
Northrop Grumman Corp.	11,977	2,743,691
United Technologies Corp.	45,149	4,951,491

		$31,674,259
Airlines - 0.2%
Air Canada (a)	188,632	$1,938,144
Copa Holdings S.A., “A”	22,306	2,174,612

		$4,112,756
Alcoholic Beverages - 1.0%
Heineken N.V.	119,723	$8,947,353
Pernod Ricard S.A.	83,542	9,771,392

		$18,718,745
Apparel Manufacturers - 0.2%
Compagnie Financiere Richemont S.A.	52,881	$4,098,805

Automotive - 0.7%
Delphi Automotive PLC	51,103	$3,580,276
General Motors Co.	144,779	5,300,359
Hyundai Motor Co.	10,877	1,305,689
Magna International, Inc.	34,213	1,480,000
USS Co. Ltd.	125,500	2,201,891

		$13,868,215
Biotechnology - 0.2%
Celgene Corp. (a)	35,750	$4,152,363

Broadcasting - 0.7%
Omnicom Group, Inc.	101,949	$8,731,932
Time Warner, Inc.	55,828	5,406,942

		$14,138,874
Brokerage & Asset Managers - 0.4%
BlackRock, Inc.	16,975	$6,348,311
Daiwa Securities Group, Inc.	326,000	2,088,929

		$8,437,240
Business Services - 3.2%
Accenture PLC, “A”	134,575	$15,324,055
Amadeus IT Group S.A.	157,912	7,286,569
Bunzl PLC	187,985	4,940,174
Compass Group PLC	596,818	10,601,254
Equifax, Inc.	21,163	2,481,997
Fidelity National Information Services, Inc.	52,021	4,131,508
Nomura Research Institute Ltd.	222,269	7,598,604
Secom Co. Ltd.	72,400	5,236,192
SGS S.A.	2,060	4,355,030

		$61,955,383

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Cable TV - 1.1%
Charter Communications, Inc., “A” (a)	25,524	$8,268,500
Comcast Corp., “A”	164,665	12,419,034

		$20,687,534
Chemicals - 2.1%
3M Co.	101,675	$17,774,824
Givaudan S.A.	3,524	6,335,401
LyondellBasell Industries N.V., “A”	13,334	1,243,662
Monsanto Co.	21,974	2,380,004
Orica Ltd.	199,210	2,832,766
PPG Industries, Inc.	114,459	11,447,045

		$42,013,702
Computer Software - 0.9%
Cadence Design Systems, Inc. (a)	282,228	$7,346,395
Check Point Software Technologies Ltd. (a)	63,716	6,293,229
Oracle Corp.	94,949	3,808,404

		$17,448,028
Computer Software - Systems - 0.6%
Hon Hai Precision Industry Co. Ltd.	1,497,500	$4,020,761
International Business Machines Corp.	40,214	7,018,147

		$11,038,908
Construction - 0.7%
Bellway PLC	25,393	$793,499
Geberit AG	6,696	2,852,846
Owens Corning	40,097	2,215,359
Sherwin-Williams Co.	18,357	5,577,040
Stanley Black & Decker, Inc.	16,417	2,035,708

		$13,474,452
Consumer Products - 2.9%
Coty, Inc., “A”	124,192	$2,384,486
Kao Corp.	224,100	11,080,952
Kobayashi Pharmaceutical Co. Ltd.	89,100	3,969,294
Kose Corp.	23,000	1,955,540
Procter & Gamble Co.	171,357	15,010,873
Reckitt Benckiser Group PLC	159,742	13,673,008
Svenska Cellulosa Aktiebolaget	263,165	7,912,610

		$55,986,763
Containers - 0.4%
Brambles Ltd.	919,310	$7,257,900
Crown Holdings, Inc. (a)	30,108	1,630,950

		$8,888,850
Electrical Equipment - 1.9%
IMI PLC	112,708	$1,653,232
Johnson Controls International PLC	213,647	9,396,195
Legrand S.A.	84,092	4,882,004
OMRON Corp.	99,100	4,281,120
Schneider Electric S.A.	76,060	5,437,110
Siemens AG	75,543	9,480,033
Spectris PLC	74,212	2,256,480

		$37,386,174

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - 3.4%
Analog Devices, Inc.	46,808	$3,507,792
Halma PLC	237,134	2,759,410
Hirose Electric Co. Ltd.	29,845	3,890,872
Intel Corp.	132,221	4,868,377
NVIDIA Corp.	34,909	3,811,365
Samsung Electronics Co. Ltd.	4,851	8,235,972
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	759,818	23,485,974
Texas Instruments, Inc.	214,513	16,204,312

		$66,764,074
Energy - Independent - 0.9%
Cairn Energy PLC (a)	376,638	$1,074,602
Galp Energia SGPS S.A.	249,294	3,665,317
Occidental Petroleum Corp.	58,248	3,947,467
Rice Energy, Inc. (a)	197,357	3,913,589
Valero Energy Corp.	63,945	4,205,023

		$16,805,998
Energy - Integrated - 1.7%
BP PLC	959,037	$5,704,786
Chevron Corp.	41,766	4,650,644
China Petroleum & Chemical Corp.	2,578,000	2,063,357
Exxon Mobil Corp.	156,002	13,087,008
LUKOIL PJSC, ADR	67,993	3,815,087
Suncor Energy, Inc.	107,771	3,342,661

		$32,663,543
Engineering - Construction - 0.3%
Bouygues	42,660	$1,549,862
VINCI S.A.	60,712	4,253,455

		$5,803,317
Food & Beverages - 3.0%
Danone S.A.	116,619	$7,300,373
General Mills, Inc.	230,785	14,419,447
J.M. Smucker Co.	29,318	3,982,850
Marine Harvest A.S.A.	254,990	4,507,434
Mead Johnson Nutrition Co., “A”	38,712	2,727,648
Nestle S.A.	315,054	23,018,952
Tyson Foods, Inc., “A”	30,510	1,915,723

		$57,872,427
Food & Drug Stores - 0.8%
CVS Health Corp.	131,213	$10,340,897
Lawson, Inc.	27,700	2,021,504
Wesfarmers Ltd.	120,296	3,673,020

		$16,035,421
Gaming & Lodging - 0.2%
Sands China Ltd.	998,800	$4,411,744

General Merchandise - 0.2%
Target Corp.	53,530	$3,451,614

Health Maintenance Organizations - 0.2%
Cigna Corp.	26,046	$3,808,446

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - 3.6%
Aon PLC	68,118	$7,676,899
Chubb Ltd.	43,766	5,754,791
Fairfax Financial Holdings Ltd.	17,806	8,319,729
Hiscox Ltd.	142,081	1,833,851
MetLife, Inc.	229,361	12,479,532
Prudential Financial, Inc.	89,089	9,364,145
Swiss Re Ltd.	22,422	2,086,874
Travelers Cos., Inc.	98,959	11,655,391
Zurich Insurance Group AG	42,070	12,052,797

		$71,224,009
Machinery & Tools - 0.3%
Illinois Tool Works, Inc.	43,226	$5,498,347

Major Banks - 4.7%
Bank of New York Mellon Corp.	164,093	$7,339,880
BNP Paribas	58,003	3,705,511
BOC Hong Kong Holdings Ltd.	715,000	2,859,178
Canadian Imperial Bank of Commerce (l)	45,575	3,881,011
China Construction Bank	7,123,000	5,295,190
Goldman Sachs Group, Inc.	31,506	7,224,956
JPMorgan Chase & Co.	227,846	19,282,607
National Australia Bank Ltd.	54,635	1,256,729
PNC Financial Services Group, Inc.	22,164	2,669,875
Royal Bank of Canada	22,756	1,635,474
State Street Corp.	68,581	5,225,872
Sumitomo Mitsui Financial Group, Inc.	52,500	2,069,591
Svenska Handelsbanken AB	728,728	10,880,392
Toronto-Dominion Bank	54,296	2,812,752
Wells Fargo & Co.	282,770	15,928,434

		$92,067,452
Medical & Health Technology & Services - 0.2%
HCA Holdings, Inc. (a)	39,940	$3,206,383

Medical Equipment - 1.3%
Abbott Laboratories	184,395	$7,702,179
Danaher Corp.	56,203	4,716,556
Medtronic PLC	133,791	10,170,792
Thermo Fisher Scientific, Inc.	20,493	3,122,928

		$25,712,455
Metals & Mining - 0.4%
Rio Tinto PLC	192,659	$8,460,963

Natural Gas - Distribution - 0.2%
Engie	415,196	$4,959,378

Natural Gas - Pipeline - 0.1%
Williams Partners LP	66,980	$2,748,859

Network & Telecom - 0.3%
Cisco Systems, Inc.	136,878	$4,204,892
LM Ericsson Telephone Co., “B”	265,357	1,566,884

		$5,771,776

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Oil Services - 0.5%
Schlumberger Ltd.	86,069	$7,204,836
TechnipFMC PLC (a)	55,816	1,829,292

		$9,034,128
Other Banks & Diversified Financials - 2.3%
Agricultural Bank of China	2,983,000	$1,247,942
American Express Co.	52,386	4,001,243
DBS Group Holdings Ltd.	491,700	6,618,334
DNB A.S.A.	120,772	2,014,807
Hachijuni Bank Ltd.	169,000	998,344
ING Groep N.V.	468,448	6,700,387
North Pacific Ltd.	157,000	632,672
U.S. Bancorp	215,066	11,323,225
UBS Group AG	660,665	10,662,240

		$44,199,194
Pharmaceuticals - 5.0%
Bayer AG	130,289	$14,388,186
Eli Lilly & Co.	121,201	9,336,113
Johnson & Johnson	163,835	18,554,314
Merck & Co., Inc.	282,371	17,504,178
Novartis AG	170,486	12,482,149
Pfizer, Inc.	373,158	11,840,303
Roche Holding AG	43,582	10,261,842
Santen Pharmaceutical Co. Ltd.	311,100	3,901,493

		$98,268,578
Printing & Publishing - 0.5%
Moody’s Corp.	55,495	$5,753,167
RELX N.V.	240,600	4,058,245

		$9,811,412
Railroad & Shipping - 0.2%
Canadian National Railway Co.	33,720	$2,344,214
Union Pacific Corp.	23,871	2,544,171

		$4,888,385
Real Estate - 1.1%
Deutsche Wohnen AG	405,642	$13,198,021
Medical Properties Trust, Inc., REIT	344,593	4,393,561
Starwood Property Trust, Inc., REIT	111,430	2,480,432
Washington Prime Group, Inc., REIT	73,796	712,131

		$20,784,145
Restaurants - 0.2%
Brinker International, Inc.	56,526	$2,515,407
Greggs PLC	61,330	749,929

		$3,265,336
Specialty Chemicals - 0.3%
PTT Global Chemical PLC	2,575,000	$4,973,019
Tosoh Corp.	106,000	802,675

		$5,775,694
Specialty Stores - 0.5%
Esprit Holdings Ltd. (a)	979,950	$765,022
Gap, Inc.	210,134	4,839,386

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Common Stocks - continued
Specialty Stores - continued
Just Eat PLC (a)		403,768	$2,740,337
Urban Outfitters, Inc. (a)		35,035	929,829

			$9,274,574
Telecommunications - Wireless - 1.0%
KDDI Corp.		536,200	$14,389,213
SoftBank Group Corp.		28,100	2,165,425
Vodafone Group PLC		985,783	2,410,163

			$18,964,801
Telephone Services - 1.2%
AT&T, Inc.		41,067	$1,731,385
British Telecom Group, PLC		1,427,416	5,456,202
Nippon Telegraph & Telephone Corp.		72,400	3,192,628
TDC A.S. (a)		523,303	2,753,846
Verizon Communications, Inc.		198,949	9,750,490

			$22,884,551
Tobacco - 3.4%
Altria Group, Inc.		231,676	$16,490,698
British American Tobacco PLC		149,133	9,191,918
Imperial Brands PLC		37,983	1,755,294
Japan Tobacco, Inc.		500,000	16,119,033
Philip Morris International, Inc.		237,668	22,847,025

			$66,403,968
Trucking - 0.7%
United Parcel Service, Inc., “B”		57,076	$6,228,704
Yamato Holdings Co. Ltd.		388,900	7,851,364

			$14,080,068
Utilities - Electric Power - 1.0%
American Electric Power Co., Inc.		126,854	$8,126,267
Energias de Portugal S.A.		687,991	1,996,341
Korea Electric Power Corp. (a)		21,679	791,906
SSE PLC		297,751	5,577,358
Xcel Energy, Inc.		72,141	2,980,866

			$19,472,738
Total Common Stocks			$1,142,454,829

Bonds - 32.7%
Aerospace - 0.0%
Lockheed Martin Corp., 3.55%, 1/15/2026		$795,000	$803,027

Airlines - 0.0%
Ryanair Ltd., 1.125%, 3/10/2023	EUR	850,000	$913,698

Apparel Manufacturers - 0.0%
Christian Dior SE, 0.75%, 6/24/2021	EUR	700,000	$758,923

Asset-Backed & Securitized - 1.6%
Cent LP, 2013-17A, “A1”, CLO, FRN, 2.339%, 1/30/2025 (n)		$1,216,000	$1,215,477
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 1.917%, 3/15/2028 (n)		2,004,000	2,016,261
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 1.768%, 6/15/2028 (z)		1,511,000	1,518,727

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048		$1,995,691	$2,070,416
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 2.123%, 7/15/2025 (n)		1,563,000	1,557,265
Flatiron CLO Ltd., 2013-1A, “A2R”, FRN, 2.58%, 1/17/2026 (n)		3,092,916	3,105,868
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 1.168%, 1/15/2020		5,562,000	5,569,733
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050		2,298,421	2,332,296
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 2.188%, 4/25/2025 (n)		1,419,000	1,418,993
John Deere Owner Trust , “A2”, 1.15%, 10/15/2018		1,590,386	1,590,621
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		2,620,000	2,684,439
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.759%, 6/15/2049		661,963	664,443
Merrill Lynch Mortgage Trust, FRN, 5.827%, 6/12/2050		961,105	967,119
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.965%, 2/15/2051		291,881	293,331
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		2,322,687	2,380,540
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		1,013,505	1,020,312

			$30,405,841
Automotive - 0.5%
Delphi Automotive PLC, 1.5%, 3/10/2025	EUR	800,000	$845,388
FCA Capital Ireland PLC, 2%, 10/23/2019	EUR	1,375,000	1,537,059
Ferrari N.V., 1.5%, 3/16/2023	EUR	850,000	911,859
Ford Motor Credit Co. LLC, 1.461%, 3/27/2017		$1,362,000	1,362,620
General Motors Co., 6.6%, 4/01/2036		916,000	1,055,037
General Motors Financial Co., Inc., 4.35%, 1/17/2027		525,000	520,493
RCI Banque S.A., 1.25%, 6/08/2022	EUR	450,000	492,382
RCI Banque S.A., 1%, 5/17/2023	EUR	700,000	747,005
Valeo S.A., 1.625%, 3/18/2026	EUR	400,000	438,293
Volkswagen International Finance N.V., 3.75% to 3/24/2021, FRN to 3/29/2049	EUR	600,000	667,455
Volkswagen International Finance N.V., 3.875% to 9/04/2018, FRN to 9/29/2049	EUR	450,000	500,105

			$9,077,696
Biotechnology - 0.0%
Life Technologies Corp., 6%, 3/01/2020		$432,000	$471,925

Broadcasting - 0.2%
Omnicom Group, Inc., 3.65%, 11/01/2024		$210,000	$212,078
Omnicom Group, Inc., 3.6%, 4/15/2026		890,000	882,054
ProSiebenSat.1 Media SE, 2.625%, 4/15/2021	EUR	860,000	984,206
SES S.A., 3.6%, 4/04/2023 (n)		$635,000	625,453
Time Warner, Inc., 3.8%, 2/15/2027		1,327,000	1,294,324

			$3,998,115
Brokerage & Asset Managers - 0.2%
CME Group, Inc., 3%, 3/15/2025		$991,000	$987,124
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		538,000	547,282
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		883,000	907,639
TD Ameritrade Holding Corp., 2.95%, 4/01/2022		715,000	723,281

			$3,165,326
Building - 0.2%
HeidelbergCement AG, 2.25%, 3/30/2023	EUR	700,000	$803,818
Martin Marietta Materials, Inc., 4.25%, 7/02/2024		$400,000	413,704
Mohawk Industries, Inc., 2%, 1/14/2022	EUR	800,000	910,162
Owens Corning, 4.2%, 12/15/2022		$1,053,000	1,094,403
Owens Corning, 3.4%, 8/15/2026		906,000	866,999

			$4,089,086

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Business Services - 0.2%
Cisco Systems, Inc., 2.2%, 2/28/2021		$1,211,000	$1,207,958
Fidelity National Information Services, Inc., 5%, 3/15/2022		483,000	495,878
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		1,180,000	1,203,920
Fidelity National Information Services, Inc., 5%, 10/15/2025		410,000	445,684
Fidelity National Information Services, Inc., 3%, 8/15/2026		1,032,000	971,154
Fidelity National Information Services, Inc., 4.5%, 8/15/2046		516,000	497,226

			$4,821,820
Cable TV - 0.5%
Charter Communications Operating LLC, 6.384%, 10/23/2035		$2,231,000	$2,515,569
Comcast Corp., 2.75%, 3/01/2023		2,311,000	2,279,945
Comcast Corp., 4.65%, 7/15/2042		1,300,000	1,336,767
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		595,000	580,061
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)		895,000	896,660
NBCUniversal Media LLC, 5.15%, 4/30/2020		728,000	796,685
Shaw Communications, 5.65%, 10/01/2019	CAD	718,000	602,706
Sky PLC, 2.5%, 9/15/2026	EUR	900,000	1,032,697
Time Warner Cable Inc., 5.25%, 7/15/2042	GBP	100,000	141,786
Time Warner Cable, Inc., 5.75%, 6/02/2031	GBP	250,000	371,714

			$10,554,590
Chemicals - 0.2%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$1,031,000	$986,011
LYB International Finance B.V., 4%, 7/15/2023		336,000	351,235
LyondellBasell Industries N.V., 5%, 4/15/2019		597,000	631,357
LyondellBasell Industries N.V., 4.625%, 2/26/2055		420,000	393,296
PPG Industries, Inc., 0.875%, 11/03/2025	EUR	710,000	742,455

			$3,104,354
Computer Software - 0.2%
Microsoft Corp., 1.55%, 8/08/2021		$2,459,000	$2,380,246
Oracle Corp., 3.4%, 7/08/2024		837,000	853,573

			$3,233,819
Computer Software - Systems - 0.1%
Apple, Inc., 2.7%, 5/13/2022		$1,598,000	$1,605,883
Apple, Inc., 3.6%, 7/31/2042	GBP	400,000	558,545

			$2,164,428
Consumer Products - 0.1%
Newell Brands, Inc., 3.75%, 10/01/2021 (z)	EUR	600,000	$721,252
Newell Rubbermaid, Inc., 5.375%, 4/01/2036		$323,000	362,367
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		731,000	758,220

			$1,841,839
Consumer Services - 0.1%
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	500,000	$540,334
Priceline Group, Inc., 2.15%, 11/25/2022	EUR	340,000	388,909
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	1,400,000	1,465,350

			$2,394,593
Defense Electronics - 0.0%
BAE Systems, 4.125%, 6/08/2022	GBP	525,000	$737,738

Electronics - 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027 (n)		$2,885,000	$2,862,999
Flextronics International Ltd., 4.625%, 2/15/2020		327,000	342,899

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Electronics - continued
Tyco Electronics Group S.A., 2.375%, 12/17/2018		$522,000	$526,327
Tyco Electronics Group S.A., 1.1%, 3/01/2023	EUR	1,025,000	1,112,352

			$4,844,577
Emerging Market Quasi-Sovereign - 0.3%
Comision Federal de Electricidad, 4.875%, 1/15/2024		$852,000	$857,112
Office Cherifien des Phosphates S.A., 6.875%, 4/25/2044 (n)		1,590,000	1,629,750
Pertamina PT, 6%, 5/03/2042 (n)		3,240,000	3,196,189
Petroleos Mexicanos, 6.5%, 3/13/2027 (n)		372,000	382,583

			$6,065,634
Emerging Market Sovereign - 0.2%
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	400,000	$453,066
Republic of Indonesia, 2.875%, 7/08/2021	EUR	200,000	226,533
Republic of Slovenia, 5.25%, 2/18/2024 (n)		$3,057,000	3,379,507

			$4,059,106
Entertainment - 0.1%
Carnival Corp., 1.875%, 11/07/2022	EUR	1,180,000	$1,336,904

Financial Institutions - 0.0%
International Lease Finance Corp., 7.125%, 9/01/2018 (n)		$569,000	$612,073

Food & Beverages - 1.1%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	660,000	$676,949
Anheuser-Busch InBev S.A., 5.375%, 1/15/2020		$1,008,000	1,098,644
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		376,000	393,658
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		1,251,000	1,271,690
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		1,636,000	1,712,591
Coca-Cola Co., 1.1%, 9/02/2036	EUR	280,000	263,524
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	850,000	901,485
Danone S.A., 2.077%, 11/02/2021 (n)		$1,298,000	1,261,975
Danone S.A., 2.589%, 11/02/2023 (n)		3,035,000	2,929,239
Fomento Economico Mexicano S.A.B. de C.V., 1.75%, 3/20/2023	EUR	1,000,000	1,095,816
J.M. Smucker Co., 2.5%, 3/15/2020		$1,914,000	1,930,853
J.M. Smucker Co., 4.375%, 3/15/2045		271,000	269,350
Kraft Heinz Foods Co., 3.5%, 7/15/2022		1,602,000	1,629,338
Kraft Heinz Foods Co., 5%, 7/15/2035		305,000	319,784
Molson Coors Brewing Co., 2.1%, 7/15/2021		840,000	819,328
PepsiCo, Inc., 2.15%, 10/14/2020		2,276,000	2,285,343
PepsiCo, Inc., 3.1%, 7/17/2022		1,651,000	1,692,549
Tyson Foods, Inc., 5.15%, 8/15/2044		191,000	200,497
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		277,000	281,780
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		300,000	309,302

			$21,343,695
Food & Drug Stores - 0.2%
CVS Health Corp., 2.125%, 6/01/2021		$1,527,000	$1,494,745
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019		1,042,000	1,056,273
Walgreens Boots Alliance, Inc., 2.875%, 11/20/2020	GBP	700,000	917,735
Walgreens Boots Alliance, Inc., 4.65%, 6/01/2046		$1,184,000	1,185,317

			$4,654,070
Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 5.4%, 11/01/2020 (n)		$1,293,000	$1,424,104

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Gaming & Lodging - 0.1%
InterContinental Hotels Group PLC, 3.75%, 8/14/2025	GBP	1,060,000	$1,446,859
Wyndham Worldwide Corp., 2.5%, 3/01/2018		$500,000	503,061

			$1,949,920
Insurance - 0.3%
American International Group, Inc., 4.875%, 6/01/2022		$1,326,000	$1,445,731
American International Group, Inc., 1.5%, 6/08/2023	EUR	620,000	675,996
American International Group, Inc., 3.75%, 7/10/2025		$1,106,000	1,109,750
Aviva PLC, 3.375% to 12/04/2025, FRN to 12/04/2045	EUR	600,000	627,865
Delta Lloyd Levensverzek, FRN, 9%, 8/29/2042	EUR	650,000	878,578
Hiscox Ltd., 6.125% to 11/24/2025, FRN to 11/24/2045	GBP	500,000	669,885

			$5,407,805
Insurance - Health - 0.1%
Aetna, Inc., 2.8%, 6/15/2023		$1,094,000	$1,085,239
UnitedHealth Group, Inc., 2.7%, 7/15/2020		1,536,000	1,561,362

			$2,646,601
Insurance - Property & Casualty - 0.3%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$694,000	$692,893
Berkshire Hathaway, Inc., 1.625%, 3/16/2035	EUR	700,000	687,625
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		$475,000	503,349
Chubb Corp., 6.375% to 4/15/2017, FRN to 3/29/2067		730,000	712,115
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		284,000	284,784
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		958,000	1,005,422
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	EUR	200,000	221,477
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	280,000	310,067
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018		$293,000	296,276
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		500,000	508,017
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		532,000	521,304
QBE Capital Funding IV LP, 7.5% to 5/24/2021, FRN to 5/24/2041	GBP	300,000	416,453

			$6,159,782
International Market Quasi-Sovereign - 0.3%
Electricite de France S.A., 5.375% to 1/29/2025, FRN to 1/29/2049	EUR	600,000	$651,031
Electricite de France S.A., 6% to 1/29/2026, FRN to 12/29/2049	GBP	500,000	606,359
ESB Finance Ltd., 2.125%, 6/08/2027	EUR	800,000	911,582
Israel Electric Corp. Ltd., 5.625%, 6/21/2018 (n)		$735,000	765,047
KFW Government Development Banks, 4%, 2/27/2025	AUD	300,000	239,830
Statoil A.S.A., 4.25%, 11/23/2041		$660,000	667,180
Statoil A.S.A., FRN, 1.196%, 5/15/2018		477,000	477,905
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)		1,450,000	1,423,304

			$5,742,238
International Market Sovereign - 13.0%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	13,737,000	$11,988,321
Commonwealth of Australia, 3.75%, 4/21/2037	AUD	1,200,000	947,318
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	2,617,000	3,738,190
Federal Republic of Germany, 0.5%, 2/15/2026	EUR	9,214,000	10,146,696
Federal Republic of Germany, 6.25%, 1/04/2030	EUR	2,500,000	4,599,965
Government of Canada, 4.25%, 6/01/2018	CAD	7,496,000	6,033,092
Government of Canada, 2.5%, 6/01/2024	CAD	18,995,000	15,565,901
Government of Canada, 5.75%, 6/01/2033	CAD	4,267,000	4,832,851
Government of Canada, 4%, 6/01/2041	CAD	2,260,000	2,230,752
Government of Japan, 1.8%, 3/20/2043	JPY	854,800,000	9,424,906

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - continued
Government of Japan, 2.1%, 9/20/2024	JPY	19,700,000	$202,044
Government of Japan, 0.4%, 9/20/2025	JPY	1,180,000,000	10,757,324
Government of Japan, 0.3%, 12/20/2025	JPY	43,100,000	389,832
Government of Japan, 2.2%, 9/20/2027	JPY	1,823,700,000	19,672,249
Government of Japan, 1.7%, 9/20/2032	JPY	794,000,000	8,405,599
Government of Japan, 1.5%, 3/20/2034	JPY	1,709,000,000	17,627,023
Government of Japan, 2.4%, 3/20/2037	JPY	849,500,000	9,964,904
Government of Japan, 2%, 3/20/2052	JPY	197,000,000	2,334,985
Kingdom of Belgium, 4%, 3/28/2032	EUR	4,256,000	6,278,017
Kingdom of Belgium, 4.5%, 3/28/2026	EUR	3,500,000	5,045,486
Kingdom of Denmark, 1.75%, 11/15/2025	DKK	19,750,000	3,184,829
Kingdom of Spain, 5.4%, 1/31/2023	EUR	4,819,000	6,619,217
Kingdom of Spain, 5.15%, 10/31/2028	EUR	2,202,000	3,201,944
Kingdom of the Netherlands, 5.5%, 1/15/2028	EUR	3,725,000	6,077,282
Republic of Austria, 1.75%, 10/20/2023	EUR	2,820,000	3,376,007
Republic of France, 1.75%, 5/25/2023	EUR	3,452,000	4,060,807
Republic of France, 6%, 10/25/2025	EUR	9,965,000	15,533,508
Republic of France, 4.75%, 4/25/2035	EUR	1,858,000	2,998,698
Republic of France, 4.5%, 4/25/2041	EUR	1,791,000	2,920,613
Republic of Ireland, 5.4%, 3/13/2025	EUR	504,000	731,998
Republic of Italy, 5.5%, 9/01/2022	EUR	16,002,000	21,238,855
Republic of Italy, 3.75%, 3/01/2021	EUR	6,905,000	8,383,544
United Kingdom Treasury, 5%, 3/07/2018	GBP	3,229,000	4,278,250
United Kingdom Treasury, 8%, 6/07/2021	GBP	2,329,000	3,867,219
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	3,069,000	4,912,345
United Kingdom Treasury, 4.25%, 6/07/2032	GBP	696,000	1,163,378
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	1,886,000	3,243,797
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	2,855,000	4,485,781
United Kingdom Treasury, 3.75%, 7/22/2052	GBP	711,000	1,312,561
United Kingdom Treasury, 4%, 1/22/2060	GBP	700,000	1,436,761

			$253,212,849
Local Authorities - 0.1%
Province of Alberta, 1.25%, 6/01/2020	CAD	521,000	$398,274
Province of Alberta, 1.25%, 6/01/2020	CAD	859,000	656,656
Province of Alberta, 4.5%, 12/01/2040	CAD	710,000	639,216
Province of Manitoba, 4.15%, 6/03/2020	CAD	458,000	383,175

			$2,077,321
Major Banks - 1.8%
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)		$532,000	$530,762
ABN AMRO Bank N.V., 7.125%, 7/06/2022	EUR	300,000	410,078
ABN AMRO Bank N.V., 2.875%, 1/18/2028	EUR	500,000	562,762
Bank of America Corp., 1.75%, 6/05/2018		$2,250,000	2,251,316
Bank of America Corp., 2.625%, 4/19/2021		3,368,000	3,342,679
Bank of America Corp., 3.5%, 4/19/2026		1,418,000	1,393,783
Bank of America Corp., 3.248%, 10/21/2027		1,844,000	1,740,780
Barclays Bank PLC, 6%, 1/14/2021	EUR	742,000	930,240
Barclays Bank PLC, 6.75% to 1/16/2018, FRN to 1/16/2023	GBP	400,000	523,698
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	200,000	320,109
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		$1,261,000	1,351,209
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		642,000	637,596
Goldman Sachs Group, Inc., 5.75%, 1/24/2022		1,181,000	1,325,833
Goldman Sachs Group, Inc., 1.625%, 7/27/2026	EUR	1,000,000	1,051,827
Goldman Sachs Group, Inc., 3.85%, 1/26/2027		$2,018,000	2,013,677

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Major Banks - continued
Goldman Sachs Group, Inc., 4.8%, 7/08/2044		$500,000	$523,878
HSBC Bank PLC, FRN, 1.546%, 5/15/2018 (n)		1,116,000	1,118,917
HSBC Holdings PLC, 4.375%, 11/23/2026		1,075,000	1,080,725
JPMorgan Chase & Co., 4.25%, 10/15/2020		2,134,000	2,263,899
JPMorgan Chase & Co., 4.5%, 1/24/2022		1,532,000	1,645,834
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,811,000	1,712,574
JPMorgan Chase & Co., 6.75% to 2/01/2024, FRN to 1/29/2049		515,000	563,621
Morgan Stanley, 2.2%, 12/07/2018		720,000	722,748
Morgan Stanley, 2.5%, 4/21/2021		860,000	849,181
Morgan Stanley, 5.5%, 7/28/2021		490,000	543,094
Morgan Stanley, 3.125%, 7/27/2026		1,211,000	1,149,832
Morgan Stanley, 3.95%, 4/23/2027		1,588,000	1,552,696
Nationwide Building Society, 1.25%, 3/03/2025	EUR	710,000	770,890
Nordea Bank AB, 1% to 9/07/2016, FRN to 9/07/2026	EUR	600,000	638,567
PNC Bank N.A., 2.6%, 7/21/2020		$857,000	866,060
PNC Financial Services Group, Inc., FRN, 6.75%, 12/31/2049		640,000	703,200
Wells Fargo & Co., 3.3%, 9/09/2024		500,000	495,750
Wells Fargo & Co., 4.1%, 6/03/2026		649,000	656,884

			$36,244,699
Medical & Health Technology & Services - 0.3%
Becton, Dickinson and Co., 3.734%, 12/15/2024		$932,000	$955,303
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		1,034,000	1,045,631
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		642,000	636,880
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		1,872,000	1,849,736
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026		617,000	583,197

			$5,070,747
Medical Equipment - 0.2%
Medtronic, Inc., 3.5%, 3/15/2025		$3,390,000	$3,464,705
Zimmer Biomet Holdings, Inc., 2.425%, 12/13/2026	EUR	460,000	510,515

			$3,975,220
Metals & Mining - 0.2%
Barrick Gold Corp., 4.1%, 5/01/2023		$775,000	$814,444
Cameco Corp., 5.67%, 9/02/2019	CAD	724,000	597,922
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	1,010,000	1,104,360
Glencore Finance (Europe) S.A., 1.75%, 3/17/2025	EUR	700,000	735,459
Glencore Finance Europe, 6.5%, 2/27/2019	GBP	200,000	276,292
Southern Copper Corp., 5.25%, 11/08/2042		$821,000	778,751

			$4,307,228
Midstream - 0.3%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$685,000	$667,241
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		1,716,000	1,739,916
Enbridge, Inc., 5.5%, 12/01/2046		1,200,000	1,297,092
Enterprise Products Operating LLC, 1.65%, 5/07/2018		1,350,000	1,347,624
Enterprise Products Operating LLC, 3.9%, 2/15/2024		346,000	356,644
Enterprise Products Operating LLC, 4.85%, 3/15/2044		198,000	201,873
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044		925,000	959,588

			$6,569,978
Mortgage-Backed - 2.8%
Fannie Mae, 3.828%, 7/01/2018		$250,258	$256,717
Fannie Mae, 2.578%, 9/25/2018		769,638	777,032

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5.1%, 3/01/2019		$307,719	$323,965
Fannie Mae, 5.18%, 3/01/2019		308,261	322,921
Fannie Mae, 4.57%, 5/01/2019		219,705	230,672
Fannie Mae, 5%, 12/01/2020 - 8/01/2040		3,405,752	3,733,449
Fannie Mae, 4.5%, 3/01/2025 - 2/01/2046		14,500,244	15,623,344
Fannie Mae, 5.5%, 1/01/2037		49,078	54,921
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		430,613	491,940
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		6,405,225	6,734,843
Fannie Mae, 3.5%, 5/01/2043 - 7/01/2046		4,101,086	4,214,732
Freddie Mac, 1.426%, 8/25/2017		303,307	303,411
Freddie Mac, 3.882%, 11/25/2017		733,000	742,552
Freddie Mac, 2.412%, 8/25/2018		789,173	797,791
Freddie Mac, 5.085%, 3/25/2019		589,000	623,248
Freddie Mac, 1.883%, 5/25/2019		1,250,000	1,254,638
Freddie Mac, 3.32%, 7/25/2020		255,387	258,467
Freddie Mac, 2.673%, 3/25/2026		3,500,000	3,441,078
Freddie Mac, 5.5%, 7/01/2037		106,690	118,304
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		4,253,274	4,577,815
Freddie Mac, 5%, 7/01/2041		2,312,186	2,554,627
Freddie Mac, 3.5%, 1/01/2047		3,187,128	3,257,605
Ginnie Mae, 5%, 5/15/2040		656,840	719,192
Ginnie Mae, 3.5%, 6/20/2043 - 5/20/2046		2,814,645	2,926,790

			$54,340,054
Natural Gas - Distribution - 0.1%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		$1,440,000	$1,444,896

Network & Telecom - 0.8%
AT&T, Inc., 2.45%, 6/30/2020		$4,694,000	$4,657,664
AT&T, Inc., 4.75%, 5/15/2046		1,928,000	1,761,068
British Telecommunications PLC, 5.75%, 12/07/2028	GBP	315,000	514,041
Deutsche Telekom International Finance B.V., 1.5%, 4/03/2028	EUR	900,000	957,354
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026 (n)		$1,730,000	1,754,192
Verizon Communications, Inc., 4.5%, 9/15/2020		3,050,000	3,255,512
Verizon Communications, Inc., 1.375%, 11/02/2028	EUR	810,000	817,647
Verizon Communications, Inc., 6.4%, 9/15/2033		$725,000	879,063
Verizon Communications, Inc., 5.05%, 3/15/2034		395,000	405,424

			$15,001,965
Oils - 0.1%
Marathon Petroleum Corp., 3.4%, 12/15/2020		$524,000	$535,958
Marathon Petroleum Corp., 3.625%, 9/15/2024		1,138,000	1,115,972
Valero Energy Corp., 4.9%, 3/15/2045		1,101,000	1,089,445

			$2,741,375
Other Banks & Diversified Financials - 0.7%
Arion Banki, 2.5%, 4/26/2019	EUR	274,000	$306,153
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	600,000	648,861
BPCE S.A., 4.5%, 3/15/2025 (n)		$300,000	293,110
BPCE S.A., 5.25%, 4/16/2029	GBP	600,000	816,633
Citigroup, Inc., 3.2%, 10/21/2026		$1,834,000	1,737,225
Citizens Bank N.A., 2.55%, 5/13/2021		848,000	844,265
Citizens Financial Group, Inc., 2.375%, 7/28/2021		1,005,000	988,302
Deutsche Bank AG London, 3.7%, 5/30/2024		670,000	644,572
Discover Bank, 7%, 4/15/2020		1,065,000	1,184,676

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Discover Bank, 3.1%, 6/04/2020		$480,000	$486,514
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	550,000	756,480
Islandsbanki, 1.75%, 9/07/2020	EUR	1,250,000	1,377,348
KBC Group N.V., FRN, 2.375%, 11/25/2024	EUR	600,000	670,043
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	1,200,000	1,290,376
UniCredit S.p.A., 2%, 3/04/2023	EUR	900,000	980,411

			$13,024,969
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021		$534,000	$525,745
Equifax, Inc., 3.3%, 12/15/2022		483,000	491,222

			$1,016,967
Pharmaceuticals - 0.2%
Celgene Corp., 2.875%, 8/15/2020		$2,203,000	$2,237,900
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)		911,000	945,998
Gilead Sciences, Inc., 2.35%, 2/01/2020		661,000	666,579

			$3,850,477
Real Estate - Apartment - 0.1%
Deutsche Wohnen AG, REIT, 1.375%, 7/24/2020	EUR	700,000	$780,577
Vonovia Finance B.V., 2.125%, 7/09/2022	EUR	500,000	574,005

			$1,354,582
Real Estate - Office - 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$669,000	$661,132
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	1,650,000	1,819,789

			$2,480,921
Real Estate - Retail - 0.1%
Simon International Finance S.C.A., 1.375%, 11/18/2022	EUR	600,000	$666,987
Simon Property Group, Inc., REIT, 5.65%, 2/01/2020		$640,000	699,851

			$1,366,838
Retailers - 0.3%
Best Buy Co., Inc., 5.5%, 3/15/2021		$1,974,000	$2,145,211
Dollar General Corp., 4.125%, 7/15/2017		500,000	506,134
Home Depot, Inc., 2.625%, 6/01/2022		1,400,000	1,409,612
Home Depot, Inc., 3%, 4/01/2026		916,000	908,207
Home Depot, Inc., 4.875%, 2/15/2044		500,000	558,222
Kering, 1.25%, 5/10/2026	EUR	600,000	635,696

			$6,163,082
Specialty Chemicals - 0.0%
Ecolab, Inc., 2.625%, 7/08/2025	EUR	525,000	$622,482

Supermarkets - 0.1%
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	725,000	$625,453
Morrison (WM) Supermarkets, 3.5%, 7/27/2026	GBP	500,000	654,106

			$1,279,559
Supranational - 0.1%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	600,000	$458,956
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	440,000	360,016
International Finance Corp., 3.25%, 7/22/2019	AUD	635,000	493,135

			$1,312,107

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Telecommunications - Wireless - 0.2%
America Movil S.A.B. de C.V., 1.5%, 3/10/2024	EUR	670,000	$719,213
American Tower Corp., REIT, 3.5%, 1/31/2023		$502,000	503,434
American Tower Corp., REIT, 4%, 6/01/2025		1,250,000	1,252,419
Crown Castle International Corp., 2.25%, 9/01/2021		1,466,000	1,419,537
Crown Castle International Corp., 3.7%, 6/15/2026		515,000	501,809
SBA Tower Trust, 2.898%, 10/15/2044 (n)		588,000	592,073

			$4,988,485
Telephone Services - 0.1%
Chorus Ltd., 1.125%, 10/18/2023	EUR	600,000	$640,070
TELUS Corp., 5.05%, 7/23/2020	CAD	734,000	622,088

			$1,262,158
Tobacco - 0.3%
B.A.T. International Finance PLC, 0.875%, 10/13/2023	EUR	750,000	$798,340
B.A.T. International Finance PLC, 1.25%, 3/13/2027	EUR	600,000	624,918
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)		$556,000	572,311
Reynolds American, Inc., 8.125%, 6/23/2019		434,000	492,894
Reynolds American, Inc., 3.25%, 6/12/2020		1,321,000	1,354,860
Reynolds American, Inc., 4.45%, 6/12/2025		255,000	267,280
Reynolds American, Inc., 5.7%, 8/15/2035		798,000	912,997

			$5,023,600
Transportation - Services - 0.2%
Autostrade per L’Italia S.p.A., 1.125%, 11/04/2021	EUR	800,000	$885,016
Autostrade per L’Italia S.p.A., 1.75%, 6/26/2026	EUR	410,000	445,913
Compagnie Financiere et Industrielle des Autoroutes S.A., 0.75%, 9/09/2028	EUR	700,000	692,377
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$627,000	795,338
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	375,000	592,838

			$3,411,482
U.S. Government Agencies and Equivalents - 0.1%
Small Business Administration, 5.09%, 10/01/2025		$31,009	$32,725
Small Business Administration, 5.21%, 1/01/2026		344,832	367,714
Small Business Administration, 5.31%, 5/01/2027		279,768	302,888
Small Business Administration, 2.22%, 3/01/2033		932,528	908,823

			$1,612,150
U.S. Treasury Obligations - 2.1%
U.S. Treasury Bonds, 4.5%, 2/15/2036		$2,634,000	$3,328,101
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)		8,234,600	10,343,432
U.S. Treasury Bonds, 3.625%, 2/15/2044		7,720,000	8,563,773
U.S. Treasury Notes, 1.125%, 6/15/2018		2,986,000	2,990,784
U.S. Treasury Notes, 2%, 2/15/2025		16,717,000	16,269,687

			$41,495,777
Utilities - Electric Power - 0.8%
American Electric Power Co., Inc., 1.65%, 12/15/2017		$528,000	$527,908
CMS Energy Corp., 5.05%, 3/15/2022		631,000	691,272
DTE Electric Co., 3.7%, 3/15/2045		700,000	671,591
Duke Energy Corp., 2.65%, 9/01/2026		1,361,000	1,271,656
Duke Energy Florida LLC, 3.2%, 1/15/2027		2,500,000	2,504,803
E.On International Finance, 6.375%, 6/07/2032	GBP	250,000	432,938
EDP Finance B.V., 4.9%, 10/01/2019 (n)		$462,000	485,319
EDP Finance B.V., 4.125%, 1/20/2021	EUR	700,000	842,462
Emera U.S. Finance LP, 2.7%, 6/15/2021		$339,000	336,397

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Utilities - Electric Power - continued
Emera U.S. Finance LP, 3.55%, 6/15/2026		$387,000	$379,334
Enel Finance International N.V., 5.625%, 8/14/2024	GBP	250,000	377,494
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	400,000	587,430
PPL Capital Funding, Inc., 3.1%, 5/15/2026		$1,269,000	1,217,570
PPL Capital Funding, Inc., 5%, 3/15/2044		331,000	346,390
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		189,000	204,983
Progress Energy, Inc., 7.05%, 3/15/2019		460,000	507,158
Public Service Enterprise Group, 2%, 11/15/2021		1,750,000	1,697,393
Southern Co., 2.95%, 7/01/2023		902,000	889,023
Southern Co., 4.4%, 7/01/2046		1,137,000	1,125,110

			$15,096,231
Total Bonds			$639,131,526

Convertible Preferred Stocks - 0.4%
Utilities - Electric Power - 0.4%
Exelon Corp., 6.5%		181,058	$8,975,045

Preferred Stocks - 0.6%
Consumer Products - 0.5%
Henkel AG & Co. KGaA		86,894	$10,571,494

Other Banks & Diversified Financials - 0.1%
Itau Unibanco Holding S.A.		91,500	$1,081,356
Total Preferred Stocks			$11,652,850

Money Market Funds - 7.7%
MFS Institutional Money Market Portfolio, 0.62% (v)		149,673,746	$149,673,746
Total Investments			$1,951,887,996

Other Assets, Less Liabilities - 0.1%			1,569,220
Net Assets - 100.0%			$1,953,457,216

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $44,374,470 representing 2.3% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 1.768%, 6/15/2028	6/14/16	$1,511,000	$1,518,727
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	313,911	310,067
Newell Brands, Inc., 3.75%, 10/01/2021	9/13/16	751,712	721,252
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	543,725	453,066
Total Restricted Securities			$3,003,112
% of Net assets			0.2%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Sheqel
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 1/31/17

Forward Foreign Currency Exchange Contracts at 1/31/17

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CAD	Citibank N.A.	840,990	3/10/17	$631,081	$646,513	$15,432
BUY	CAD	JPMorgan Chase Bank	9,296,000	3/10/17	7,087,085	7,146,317	59,232
BUY	CAD	Merrill Lynch International	3,279,000	3/10/17	2,516,097	2,520,737	4,640
BUY	CHF	UBS AG	4,766,000	3/10/17	4,744,295	4,825,146	80,851
BUY	CNH	JPMorgan Chase Bank	50,851,000	4/26/17	7,305,129	7,356,393	51,264
SELL	CNH	JPMorgan Chase Bank	49,290,000	4/26/17	7,387,746	7,130,570	257,176
BUY	CZK	Goldman Sachs International	12,895,000	3/10/17	514,967	516,168	1,201
BUY	EUR	Brown Brothers Harriman Co.	8,552,000	3/10/17	9,059,886	9,244,695	184,809
BUY	EUR	Citibank N.A.	9,793,215	3/10/17	10,471,942	10,586,445	114,503
BUY	EUR	Goldman Sachs International	3,587,789	3/10/17	3,759,329	3,878,393	119,064
BUY	EUR	JPMorgan Chase Bank	10,451,689	3/10/17-4/18/17	11,178,072	11,317,312	139,240
BUY	EUR	Merrill Lynch International	1,100,000	3/10/17	1,171,360	1,189,098	17,738
BUY	EUR	Morgan Stanley Capital Services, Inc.	7,034,002	3/10/17	7,357,593	7,603,742	246,149
SELL	EUR	Barclays Bank PLC	728,000	3/10/17	787,245	786,967	278
BUY	GBP	Goldman Sachs International	2,951,125	3/10/17	3,655,053	3,715,042	59,989
BUY	GBP	Morgan Stanley Capital Services, Inc.	1,584,000	3/10/17	1,960,756	1,994,028	33,272
SELL	GBP	Brown Brothers Harriman Co.	314,280	3/10/17	395,658	395,633	25
SELL	GBP	Merrill Lynch International	3,855,262	3/10/17	4,897,146	4,853,219	43,927
BUY	ILS	Goldman Sachs International	2,402,000	3/10/17	634,457	637,738	3,281

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 1/31/17 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	JPY	Barclays Bank PLC	257,811,000	3/10/17	$2,196,243	$2,285,799	$89,556
BUY	JPY	Goldman Sachs International	6,586,271,252	3/10/17	57,998,925	58,395,073	396,148
BUY	JPY	Merrill Lynch International	245,235,000	3/10/17	2,089,135	2,174,298	85,163
BUY	JPY	Morgan Stanley Capital Services, Inc.	740,588,000	3/10/17	6,356,705	6,566,187	209,482
BUY	KRW	Barclays Bank PLC	10,363,620,000	3/16/17	8,867,648	8,921,460	53,812
BUY	KRW	JPMorgan Chase Bank	99,026,000	3/16/17	84,113	85,246	1,133
BUY	MYR	Citibank N.A.	4,175,863	2/06/17	926,117	942,532	16,415
BUY	NOK	Citibank N.A.	67,499,801	3/10/17	8,040,668	8,185,938	145,270
BUY	NZD	JPMorgan Chase Bank	1,165,980	3/10/17	832,573	854,579	22,006
BUY	PLN	Citibank N.A.	5,974,803	3/10/17	1,445,424	1,491,097	45,673
BUY	SEK	Citibank N.A.	96,016,843	3/10/17	10,567,210	10,994,500	427,290
BUY	SGD	Barclays Bank PLC	2,287,000	3/10/17	1,613,408	1,623,228	9,820
BUY	THB	JPMorgan Chase Bank	56,073,750	3/23/17	1,582,172	1,596,331	14,159
SELL	TRY	Citibank N.A.	20,000	3/10/17	5,688	5,250	438
BUY	ZAR	JPMorgan Chase Bank	13,302,933	3/10/17	967,592	981,243	13,651

							$2,962,087

Liability Derivatives
SELL	AUD	Barclays Bank PLC	321,660	3/10/17	$242,793	$243,747	$(954)
SELL	AUD	Westpac Banking Corp.	6,175,830	3/10/17	4,595,793	4,679,902	(84,109)
SELL	CAD	Citibank N.A.	915,158	3/10/17	686,253	703,530	(17,277)
SELL	CAD	Goldman Sachs International	10,394,000	3/10/17	7,803,050	7,990,406	(187,356)
SELL	CAD	JPMorgan Chase Bank	854,429	3/10/17	652,338	656,844	(4,506)
SELL	CAD	Merrill Lynch International	29,005,817	3/10/17	21,889,779	22,298,274	(408,495)
SELL	DKK	Citibank N.A.	10,113,984	3/10/17	1,469,234	1,470,386	(1,152)
BUY	EUR	JPMorgan Chase Bank	521,270	3/10/17	563,509	563,492	(17)
SELL	EUR	Brown Brothers Harriman Co.	8,334,341	3/10/17	8,819,964	9,009,406	(189,442)
SELL	EUR	Citibank N.A.	514,000	3/10/17	544,405	555,633	(11,228)
SELL	EUR	Goldman Sachs International	1,731,238	3/10/17	1,862,361	1,871,465	(9,104)
SELL	EUR	JPMorgan Chase Bank	704,892	3/10/17	740,962	761,987	(21,025)
SELL	EUR	Morgan Stanley Capital Services, Inc.	3,841,700	3/10/17	4,014,175	4,152,869	(138,694)
SELL	GBP	Brown Brothers Harriman Co.	1,994,040	3/10/17	2,448,103	2,510,209	(62,106)
SELL	GBP	Goldman Sachs International	1,595,000	3/10/17	1,969,761	2,007,875	(38,114)
SELL	GBP	JPMorgan Chase Bank	6,441,000	3/10/17	7,970,186	8,108,291	(138,105)
SELL	JPY	Brown Brothers Harriman Co.	572,515,613	3/10/17	4,955,086	5,076,027	(120,941)
SELL	JPY	Citibank N.A.	35,984,000	3/10/17	307,675	319,041	(11,366)
SELL	JPY	JPMorgan Chase Bank	262,634,000	3/10/17	2,238,078	2,328,561	(90,483)
SELL	JPY	Morgan Stanley Capital Services, Inc.	504,630,624	3/10/17	4,302,121	4,474,146	(172,025)
BUY	MXN	JPMorgan Chase Bank	34,417,289	3/10/17	1,675,548	1,642,329	(33,219)
SELL	NOK	Citibank N.A.	29,725,000	3/10/17	3,488,673	3,604,855	(116,182)
SELL	NOK	JPMorgan Chase Bank	16,600,000	3/10/17	1,946,110	2,013,140	(67,030)
SELL	NOK	UBS AG	13,763,000	3/10/17	1,615,717	1,669,087	(53,370)

							$(1,976,300)

Futures Contracts at 1/31/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Assets Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	36	$4,480,875	March - 2017	$18,338

At January 31, 2017, the fund had liquid securities with an aggregate value of $57,780 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$624,796,217	$—	$—	$624,796,217
Japan	92,166,215	4,281,120	—	96,447,335
Switzerland	88,206,937	—	—	88,206,937
United Kingdom	81,632,460	—	—	81,632,460
Germany	47,637,732	—	—	47,637,732
France	41,859,086	—	—	41,859,086
Taiwan	23,485,974	4,020,761	—	27,506,735
Canada	25,753,985	—	—	25,753,985
Sweden	20,359,886	—	—	20,359,886
Other Countries	94,303,277	14,579,076	—	108,882,353
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	43,107,926	—	43,107,926
Non-U.S. Sovereign Debt	—	270,391,932	—	270,391,932
U.S. Corporate Bonds	—	172,678,794	—	172,678,794
Residential Mortgage-Backed Securities	—	54,340,052	—	54,340,052
Commercial Mortgage-Backed Securities	—	12,412,897	—	12,412,897
Asset-Backed Securities (including CDOs)	—	17,992,946	—	17,992,946
Foreign Bonds	—	68,206,977	—	68,206,977
Mutual Funds	149,673,746	—	—	149,673,746
Total Investments	$1,289,875,515	$662,012,481	$—	$1,951,887,996

Other Financial Instruments
Futures Contracts – Assets	$18,338	$—	$—	$18,338
Forward Foreign Currency Exchange Contracts – Assets	—	2,962,087	—	2,962,087
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,976,300)	—	(1,976,300)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $22,880,957 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $4,973,019 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Securities Lending Collateral

At January 31, 2017, the value of securities loaned was $2,853,136. These loans were collateralized by U.S. Treasury obligations of $3,159,260.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$ 1,711,349,904
Gross unrealized appreciation	286,145,708
Gross unrealized depreciation	(45,607,616)
Net unrealized appreciation (depreciation)	$240,538,092

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	159,501,647	185,881,962	(195,709,863)	149,673,746

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(358)	$—	$195,531	$149,673,746

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2017, are as follows:

United States	54.9%
Japan	9.0%
United Kingdom	6.2%
Switzerland	4.8%
France	4.1%
Germany	3.8%
Canada	3.2%
Italy	1.8%
Australia	1.4%
Other Countries	10.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

January 31, 2017

MFS® UTILITIES FUND

PORTFOLIO OF INVESTMENTS

1/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 88.1%
Cable TV - 4.4%
Charter Communications, Inc., “A” (a)	222,266	$72,003,071
Comcast Corp., “A”	1,076,907	81,220,326
NOS, SGPS, S.A.	4,582,158	25,766,004

		$178,989,401
Energy - Independent - 1.3%
Enable Midstream Partners LP	1,373,701	$22,253,956
Western Gas Equity Partners LP	703,617	31,571,295

		$53,825,251
Natural Gas - Distribution - 5.7%
China Resources Gas Group Ltd.	15,640,000	$49,725,692
Engie	1,637,536	19,559,823
Infraestructura Energetica Nova S.A.B. de C.V.	2,042,559	9,016,115
Sempra Energy	1,507,081	154,310,024

		$232,611,654
Natural Gas - Pipeline - 16.2%
Cheniere Energy, Inc. (a)	853,147	$40,652,455
Enbridge, Inc.	1,626,819	69,260,920
Energy Transfer Partners LP	2,009,919	76,678,410
Enterprise Products Partners LP	3,528,646	99,966,541
EQT GP Holdings LP	538,171	14,826,611
EQT Midstream Partners LP	731,222	57,225,434
JP Energy Partners LP	580,174	6,057,017
Kinder Morgan, Inc.	966,302	21,587,187
Plains All American Pipeline LP	402,629	12,638,524
Plains GP Holdings LP	740,863	24,041,004
SemGroup Corp., “A”	466,145	18,505,957
Shell Midstream Partners, LP	767,376	24,916,699
Sunoco Logistics Partners LP	1,537,366	39,233,580
Tallgrass Energy GP LP	1,026,621	27,687,968
TransCanada Corp.	884,064	41,708,118
Williams Cos., Inc.	1,772,304	51,113,247
Williams Partners LP	876,443	35,969,221

		$662,068,893
Telecommunications - Wireless - 5.0%
Advanced Info Service PLC	4,579,000	$20,807,725
American Tower Corp., REIT	609,512	63,084,492
Cellnex Telecom S.A.U.	553,603	7,864,606
KDDI Corp.	1,076,100	28,877,717
Mobile TeleSystems PJSC, ADR	2,981,186	31,213,017
SBA Communications Corp., REIT (a)	304,760	32,079,038
Vodafone Group PLC	8,606,039	21,041,102

		$204,967,697
Telephone Services - 6.8%
Bezeq - The Israel Telecommunication Corp. Ltd.	13,087,943	$22,845,874
British Telecom Group, PLC	6,186,431	23,647,217
Com Hem Holding AB	7,969,725	83,413,740
France Telecom	2,107,165	32,584,857
Hellenic Telecommunications Organization S.A.	3,216,858	29,274,003

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - continued
PT XL Axiata Tbk (a)	88,883,125	$19,370,896
Royal KPN N.V.	10,159,296	29,215,981
TDC A.S. (a)	5,021,701	26,426,360
Telefonica Brasil S.A., ADR	590,826	8,732,408

		$275,511,336
Utilities - Electric Power - 48.2%
AES Corp.	5,897,318	$67,465,318
Ameren Corp.	778,759	41,001,661
American Electric Power Co., Inc.	1,428,908	91,535,846
Avangrid, Inc.	1,023,296	39,703,885
Calpine Corp. (a)	7,812,597	92,188,645
China Longyuan Electric Power Group Corp.	32,988,000	27,076,546
Covanta Holding Corp.	1,697,026	27,322,119
Dominion Resources, Inc.	372,406	28,407,128
DTE Energy Co.	493,831	48,711,490
Dynegy, Inc. (a)(h)	5,309,519	50,705,906
Edison International	626,717	45,675,135
EDP Renovaveis S.A.	19,644,016	126,025,565
Emera, Inc.	115,824	4,044,605
Enel Chile S.A., ADR	855,292	4,122,507
Enel S.p.A	25,126,269	104,806,391
Energias de Portugal S.A.	26,687,588	77,439,267
Engie Brasil Energia S.A.	1,785,700	20,287,538
Exelon Corp.	4,465,353	160,216,866
Great Plains Energy, Inc.	444,177	12,237,076
Iberdrola S.A.	7,780,390	48,999,363
Innogy SE (a)	714,292	24,431,613
NextEra Energy Partners LP	1,528,839	48,204,294
NextEra Energy, Inc.	1,603,367	198,368,565
NorthWestern Corp.	247,849	14,154,656
NRG Energy, Inc.	4,792,856	79,273,838
NRG Yield, Inc., “A” (h)	1,824,899	29,654,609
NRG Yield, Inc., “C”	1,643,381	27,855,308
NTPC Ltd.	2,589,890	6,579,225
PG&E Corp.	2,138,339	132,341,801
PPL Corp.	4,332,257	150,935,834
Public Service Enterprise Group, Inc.	837,131	37,043,047
RWE AG (a)	1,947,238	25,760,542
SSE PLC	2,906,580	54,444,951
Transmissora Alianca de Energia Eletrica S.A., IEU	1,230,368	8,379,200
WEC Energy Group, Inc.	70,600	4,168,930
Xcel Energy, Inc.	100,300	4,144,396

		$1,963,713,666
Utilities - Water - 0.5%
Suez Environnement	1,489,087	$22,552,796
Total Common Stocks		$3,594,240,694

Convertible Preferred Stocks - 8.7%
Energy - Independent - 0.8%
Anadarko Petroleum Corp., 7.5%	801,720	$34,786,631

Telecommunications - Wireless - 0.5%
American Tower Corp., 5.5%	208,311	$21,003,998

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks - continued
Telephone Services - 0.8%
Frontier Communications Corp., 11.125%	446,270	$32,626,800

Utilities - Electric Power - 6.6%
Dominion Resources, Inc., 6.75%	485,286	$24,570,030
Dominion Resources, Inc., 6.75%	484,973	24,612,380
Dynegy, Inc., 5.02% (h)	176,960	11,888,173
Dynegy, Inc., 5.375% (h)	575,738	19,811,145
Exelon Corp., 6.5%	2,099,497	104,072,066
Great Plains Energy, Inc., 7%	396,653	20,320,533
NextEra Energy, Inc., 6.123%	751,230	37,614,086
NextEra Energy, Inc., 6.371%	423,557	24,955,978

		$267,844,391
Total Convertible Preferred Stocks		$356,261,820

Preferred Stocks - 0.3%
Utilities - Electric Power - 0.3%
Companhia Paranaense de Energia	1,096,300	$11,185,315

Money Market Funds - 2.8%
MFS Institutional Money Market Portfolio, 0.62% (v)	111,592,017	$111,592,017
Total Investments		$4,073,279,846

Other Assets, Less Liabilities - 0.1%		4,784,708
Net Assets - 100.0%		$4,078,064,554

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

3

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 1/31/17

Forward Foreign Currency Exchange Contracts at 1/31/17

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Barclays Bank PLC	3,666,789	3/10/17	$3,877,517	$3,963,791	$86,274
BUY	EUR	Goldman Sachs International	2,882,015	3/10/17	3,017,453	3,115,452	97,999
BUY	EUR	JPMorgan Chase Bank	4,596,562	3/10/17	4,905,657	4,968,874	63,217
BUY	EUR	Morgan Stanley Capital Services	1,725,990	3/10/17	1,820,417	1,865,791	45,374
SELL	EUR	BNP Paribas S.A.	741,202	3/10/17	802,640	801,238	1,402
SELL	EUR	Citibank N.A.	6,653,588	3/10/17	7,205,716	7,192,515	13,201
SELL	EUR	Goldman Sachs International	43,691,835	3/10/17	47,297,722	47,230,786	66,936
SELL	EUR	HBSC Bank	6,690,499	3/10/17	7,244,540	7,232,417	12,123
BUY	GBP	Barclays Bank PLC	1,717,089	3/10/17	2,094,711	2,161,568	66,857
BUY	GBP	JPMorgan Chase Bank	1,427,273	3/10/17	1,759,589	1,796,731	37,142
SELL	GBP	Merrill Lynch International	56,130,348	3/10/17	71,299,575	70,660,024	639,551

							$1,130,076

Liability Derivatives
SELL	CAD	BNP Paribas S.A.	1,509,232	3/10/17	$1,134,684	$1,160,225	$(25,541)
SELL	CAD	Goldman Sachs International	265,824	3/10/17	200,950	204,352	(3,402)
SELL	CAD	HBSC Bank	2,121,699	3/10/17	1,600,872	1,631,060	(30,188)
SELL	CAD	JPMorgan Chase Bank	2,810,292	3/10/17	2,125,300	2,160,417	(35,117)
SELL	CAD	Merrill Lynch International	85,986,937	3/10/17	64,891,639	66,102,612	(1,210,973)
SELL	EUR	BNP Paribas S.A.	4,701,392	3/10/17	4,978,834	5,082,195	(103,361)
SELL	EUR	Citibank N.A.	213,316,180	3/10/17	229,581,800	230,594,362	(1,012,562)
SELL	EUR	HSBC BANK USA	248,509	3/10/17	268,447	268,638	(191)
SELL	EUR	Goldman Sachs International	75,326,407	4/18/17	80,542,761	81,596,577	(1,053,816)
SELL	EUR	Merrill Lynch International	934,745	3/10/17	1,000,307	1,010,457	(10,150)
SELL	EUR	Morgan Stanley Capital Services	1,234,108	3/10/17	1,293,968	1,334,068	(40,100)

							$(3,525,401)

At January 31, 2017, the fund had cash collateral of $310,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

1/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

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Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,795,200,229	$—	$—	$2,795,200,229
Portugal	229,230,835	—	—	229,230,835
Canada	115,013,644	—	—	115,013,644
Italy	104,806,391	—	—	104,806,391
United Kingdom	99,133,270	—	—	99,133,270
Sweden	83,413,740	—	—	83,413,740
China	—	76,802,237	—	76,802,237
France	74,697,476	—	—	74,697,476
Spain	56,863,969	—	—	56,863,969
Other Countries	326,526,038	—	—	326,526,038
Mutual Funds	111,592,017	—	—	111,592,017
Total Investments	$3,996,477,609	$76,802,237	$—	$4,073,279,846

Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$1,130,076	$—	$1,130,076
Forward Foreign Currency Exchange Contracts – Liabilities	—	(3,525,401)	—	(3,525,401)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $76,802,237 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $32,695,898 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,890,824,852
Gross unrealized appreciation	557,252,114
Gross unrealized depreciation	(374,797,120)
Net unrealized appreciation (depreciation)	$182,454,994

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	121,487,367	217,792,991	(227,688,341)	111,592,017

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(153)	$—	$141,604	$111,592,017

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Supplemental Information (unaudited) – continued

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Dynegy, Inc.	6,321,005	90,389	(349,177)	6,062,217
NRG Yield, Inc., “A”	1,824,899	—	—	1,824,899

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Dynegy, Inc.	$(7,689,050)	$—	$1,076,527	$82,405,224
NRG Yield, Inc., “A”	—	—	456,225	29,654,609

	$(7,689,050)	$—	$1,532,752	$112,059,833

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2017, are as follows:

United States	71.4%
Portugal	5.6%
Canada	2.8%
Italy	2.6%
United Kingdom	2.4%
Sweden	2.0%
China	1.9%
France	1.8%
Spain	1.4%
Other Countries	8.1%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

7

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VI

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 20, 2017

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 20, 2017

*	Print name and title of each signing officer under his or her signature.